Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity

Note 16—Equity

Common Stock

As of September 30, 2012, we had 102,368,169 shares of common stock outstanding. In conjunction with the Plan as discussed in Notes 2, 3 and 4, the Company issued the following shares of common stock: (i) 44,793,255 shares of Class A, $0.01 par value per share, in exchange for old senior notes claims, as described above, (ii) 31,464,548 shares of Class B, $0.01 par value per share, in exchange for aggregate consideration of $25 million, and a warrant to purchase 15,737,294 shares of Class B Common Stock, at $2.07 per share, (iii) 12,966,366 shares of Class C, $0.01 par value per share, in exchange for cash consideration of $10.0 million, and (iv) the issuance of an additional 3,144,000 shares of Class C Common Stock to Luxor Capital Group LP as a transaction fee in consideration for providing the backstop commitment of the offering of Class C shares and shares of Convertible Preferred Stock in connection with the Plan.

On June 28, 2012, the Company consummated the purchase of certain real property (comprising of approximately 165 acres) in San Diego County, California; San Bernardino County, California; Maricopa County, Arizona; and Clark County, Nevada, representing seven separate residential for sale developments, comprising of over 1,000 lots. The aggregate purchase price of the property was $21,500,000. The Company paid $11,000,000 cash, and issued 10,000,000 shares of Class A Common Stock, to investment vehicles managed by affiliates of Colony Capital, LLC as consideration for the property.

Upon the occurrence of the Conversion Date, each share of Class C Common Stock will automatically convert into one share of Class A Common Stock, and each share of Class B Common Stock will automatically convert into one share of Class A Common Stock, if a majority of the shares of Class B Common Stock then outstanding vote in favor of such conversion. If, at any time (whether before, on or after the Conversion Date), any share of Class B Common Stock is not owned, beneficially or of record, by either General William Lyon or William H. Lyon, their sibling, spouses and lineal descendants, any entities wholly owned by one or more of the foregoing persons, or any trusts or other estate planning vehicles for the benefit of any of the foregoing, then such share of Class B Common Stock will automatically convert into one share of Class A Common Stock.

All of our outstanding shares of common stock have been validly issued and fully paid and are non-assessable. The rights of the holders of common stock will be subject to, and may be adversely affected by, the rights of the holders of preferred stock. Holders of our common stock have no preference, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of our securities.

In conjunction with the adoption of fresh start accounting, the Company allocated the fair market value of the common stock of $44.1 million as of February 24, 2012. See Note 17, Subsequent Events, for further discussion on additional Class A Common Stock issued in October 2012.

Warrants

The holders of Class B Common Stock hold warrants to purchase 15,737,294 shares of Class B Common Stock at an exercise price of $2.07 per share. The expiration date of the Class B Warrants is February 24, 2017. The Warrants were assigned a value of $1.0 million in conjunction with the adoption of fresh start accounting and are recorded in additional paid-in capital.

Note 9—Stockholders’ Equity

The Company’s equity consisted solely of 1,000 shares of common stock outstanding as of December 31, 2011. On May 18, 2006, General William Lyon purchased all of the outstanding shares of the common stock of the Company not already owned by him for $109.00 net per share in cash.

Upon confirmation of the Plan as described in Note 2, the Company issued the following shares, and cancelled the 1,000 shares outstanding prior to the confirmation:

•	44,793,255 shares of Class A Common Stock

•	31,464,548 shares of Class B Common Stock

•	16,110,366 shares of Class C Common Stock

•	64,831,831 shares of Convertible Preferred Stock

Incentive Compensation Plans

In 2009, the Compensation Committee did not establish a bonus plan at the beginning of the year, due to the state of the economy and the industry. Management believed it was in the best interests of the Company to wait until the end of 2009 to determine bonus awards based on the Company’s operating results and cash position, as well as individual employee performance. The Compensation Committee approved bonuses to employees and named executive officers on a subjective basis based on the recommendations of the CEO and COO.

In 2010, the Compensation Committee established a bonus plan at the recommendation of the CEO and COO to improve the likelihood of employee retention. The plan established a maximum bonus for the CEO and COO equal to the greater of 50% of salary or 3% of pre-tax, pre-bonus income, with a target bonus of 0% of salary. The plan established a maximum bonus for the EVP equal to 300% of salary, with a target bonus of 100% of salary, and for the VP—CFO, a maximum bonus equal to 250% of salary, with a target bonus of 85% of salary, and for the regional and divisional presidents a maximum bonus equal to 300% of salary, with a target bonus of 150% of salary. The intent of this plan was to allow annual adjustment of the target bonus within the parameters established by the plan based on the expected performance of the Company, changes in the homebuilding market and trends in industry compensation.

Also in 2010, the Compensation Committee approved a project completion bonus program, as discussed below, which replaced the Company’s policy of awarding bonuses based on divisional or Company-wide pre-tax, pre-bonus income, and awards bonuses based on the net profit of a project, from inception to the close out of the final unit. The CEO and COO are the only executive officers whose bonus is directly tied to the performance of the Company.

Project Completion Bonus Plan

Effective May 4, 2010, the Company adopted its Project Completion Bonus Plan (the “Plan”). Under the Plan, with respect to any project, subject to the terms of the Plan and subject to the participant remaining in continuous service with the Company throughout the applicable project, a participant will be entitled to receive a bonus (in addition to any other bonus which such participant may receive) equal to the applicable percentage of the net profits (as defined in the Plan) from the applicable project, generally as follows:

PARTICIPANT	APPLICABLE PERCENTAGE	APPLICABLE PROJECTS
Executive Vice President	0.875%	All Projects
Chief Financial Officer	0.5%	All Projects
Senior Vice President of Finance	0.5%	All Projects
Division/Region President	1.25%	Projects in President’s division
Division/Region President	0.25%	Projects in all other divisions
Senior Vice President of Operations	0.75%	Projects in Senior Vice President’s division
Senior Vice President of Operations	0.125%	Projects in all other divisions

The purpose of the Plan is to align the interests of key executives with the interests of the Company’s shareholders. The Company believes this can be accomplished by encouraging key executives of the Company to remain in the service of the Company while working diligently to complete the Company’s projects through the sale, to unrelated parties in the ordinary course of business, of all of the parcels of real property in such projects. Accordingly, under this Plan, each participant who remains in the service of the Company through the completion of certain projects, and who meets the requirements for payment, will receive a bonus measured by the net profits of the projects.

Provided that a participant remains in the continuous service of the Company from the date of the commencement of an applicable project through the date of the completion of the applicable project and thereafter until the date of payment, the participant shall receive a bonus equal to the applicable percentage of the net profits from the project. If the participant is not in continuous service from the commencement of the applicable project through the date of the completion of the applicable project, and until the date on which the bonus with respect to such applicable project is paid, the participant’s entitlement to receive the bonus shall be forfeited.